Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Related Party Balances and Transactions

All transactions with related parties have occurred in the normal course of operations. All amounts are unsecured, non-interest bearing and have no specific terms of settlement, unless otherwise noted.

(a)	Related parties

	Years ended December 31,
	2019	2018
Universal Mineral Services Ltd. 1
Exploration and evaluation costs:
Committee Bay	$301	$510
Homestake	154	136
Peru	221	179
Fees, salaries and other employee benefits	346	462
Insurance	3	1
Legal and professional fees	2	9
Marketing and investor relations	85	70
Office and administration	327	344
Project investigation costs	44	6
Total transactions for the year	$1,483	$1,717

1.	Universal Mineral Services Ltd., (“UMS”) is a private company with certain directors and officers in common. Pursuant to an agreement dated March 30, 2012 and as amended on December 30, 2015, UMS provides geological, financial and transactional advisory services as well as administrative services to the Company on an ongoing, cost recovery basis.

The outstanding balance owing at December 31, 2019 was $235 (December 31, 2018 – $262). In addition, the Company had $150 on deposit with UMS as at December 31, 2019 (December 31, 2018 - $150).

(b) Compensation of key management personnel

During the year, compensation to key management personnel, being the Company’s six executives and five non-executive directors, was as follows:

	Years ended December 31,
	2019	2018
Short-term benefits provided to executives	$1,469	$1,624
Directors fees paid to non-executive directors	154	152
Share-based payments	2,244	590
	$3,867	$2,366